Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of Respect of Lease Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Respect of Lease Liability [Abstract]
Beginning balance	$ 1,387	$ 1,140
Changes during the year:
New leases		827
Lease payments	(564)	(578)
Interest expense	60	83
Lease modification	(18)
CPI and revaluation differences	4	(85)
Ending balance	869	1,387
Current lease liability	390	519
Non-current lease liability	$ 479	$ 868